UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454
                                                      --------

                       Oppenheimer Money Market Fund, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--24.3%
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--3.0%
Bank of the West, 5.09%, 11/1/07                                                        $   5,000,000   $       5,000,000
--------------------------------------------------------------------------------------------------------------------------
Citibank NA, 4.94%, 1/18/08                                                                40,000,000          40,000,000
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.08%, 12/28/07 1                                   20,000,000          19,839,133
                                                                                                        ------------------
                                                                                                               64,839,133
--------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--21.3%
ABN AMRO Bank NV, Chicago, 5.15%, 12/27/07                                                 25,000,000          25,000,000
--------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, 5.33%, 11/2/07                                                        15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
4.87%, 4/24/08                                                                             30,000,000          30,000,000
5.16%, 4/2/08                                                                              15,000,000          15,000,000
5.23%, 1/4/08                                                                               5,000,000           5,000,000
--------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
4.80%, 1/30/08                                                                              5,000,000           5,000,000
5.11%, 1/17/08                                                                             38,000,000          38,000,000
--------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.13%, 1/10/08                                                                              8,500,000           8,500,000
5.16%, 1/3/08                                                                              19,000,000          19,000,280
--------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford CT:
5.17%, 1/16/08                                                                             20,000,000          20,000,000
5.48%, 11/19/07                                                                            25,000,000          25,000,000
--------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
4.80%, 2/1/08                                                                              25,000,000          25,000,000
5.45%, 3/10/08                                                                             20,000,000          20,000,000
--------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York, 5.14%, 1/11/08                                          50,000,000          50,000,000
--------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York, 5.32%, 11/1/07                                            20,000,000          20,000,000
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
5.13%, 1/31/08                                                                             14,800,000          14,800,000
5.44%, 3/13/08                                                                             14,500,000          14,500,000
--------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.55%, 11/30/07                                   20,000,000          20,000,000
--------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.33%, 11/5/07                                                   25,000,000          25,000,000
--------------------------------------------------------------------------------------------------------------------------
Swedbank AB, New York, 5.50%, 11/19/07                                                     22,000,000          22,000,000
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 5.15%, 12/27/07                                           16,000,000          16,000,000
--------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
5%, 3/6/08                                                                                 15,000,000          15,000,000
5.455%, 3/7/08                                                                              5,000,000           5,000,000
5.48%, 3/7/08                                                                               5,000,000           5,000,000
                                                                                                        ------------------
                                                                                                              457,800,280

                                                                                                        ------------------
Total Certificates of Deposit (Cost $522,639,413)                                                             522,639,413

--------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.3%
--------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc, 5.43%, 11/16/07 1                                              25,000,000          24,943,438
--------------------------------------------------------------------------------------------------------------------------
Bank of America NA, 5.275%, 2/15/08                                                        10,500,000          10,500,000
--------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
4.77%, 2/26/08                                                                              5,000,000           4,922,488
5.31%, 3/10/08                                                                             20,000,000          19,616,500
--------------------------------------------------------------------------------------------------------------------------
Danske Corp., 5.38%, 3/6/08 1                                                              40,000,000          39,246,800
--------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.065%, 1/14/08                                                        20,000,000          19,791,772
--------------------------------------------------------------------------------------------------------------------------


                     1 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
5.09%, 12/21/07                                                                         $  30,000,000   $      29,787,917
5.11%, 1/9/08 1                                                                            16,000,000          15,843,293
5.11%, 1/11/08                                                                              3,000,000           2,969,766
--------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
5.30%, 1/31/08                                                                             20,000,000          19,732,056
5.365%, 2/29/08                                                                            14,600,000          14,338,903
--------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society, 5.66%, 12/13/07 1                                             15,000,000          14,900,950
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 5.23%, 7/21/08 2,3                                             15,000,000          15,008,404
--------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 5.11%, 12/27/07 1                                                        20,000,000          19,841,022
--------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.09%, 12/28/07 1                                 41,000,000          40,669,574
--------------------------------------------------------------------------------------------------------------------------
Societe Generale North America:
4.77%, 2/4/08                                                                              15,000,000          14,811,979
5.13%, 1/16/08                                                                             22,500,000          22,256,325
5.16%, 1/18/08                                                                             14,000,000          13,843,480
--------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.425%, 11/9/07                                                                            21,000,000          20,974,683
5.50%, 12/14/07                                                                            22,000,000          21,855,472
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.405%, 11/23/07 1                                  27,000,000          26,910,818
--------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.30%, 11/8/07                                                                             42,000,000          41,956,717
5.32%, 3/13/08                                                                              2,880,000           2,823,395
                                                                                                        ------------------
Total Direct Bank Obligations (Cost $457,545,752)                                                             457,545,752

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--54.3%
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.3%
Amsterdam Funding Corp., 5.07%, 1/10/08 1                                                  25,000,000          24,753,542
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.:
4.85%, 1/11/08 1                                                                           10,000,000           9,900,994
4.95%, 11/1/07 1                                                                            5,000,000           5,000,000
--------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2007-SN1, 5.091%, 6/16/08 3,4                         11,907,414          11,907,414
--------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.10%, 11/1/07                                                                              2,500,000           2,500,000
5.16%, 11/15/07                                                                            38,000,000          37,923,747
--------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp.:
4.95%, 12/7/07 1                                                                            5,000,000           4,975,250
6.17%, 12/13/07 1                                                                           2,000,000           1,985,603
--------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC:
4.76%, 11/20/07                                                                             9,000,000           8,977,390
6.165%, 12/14/07                                                                           45,000,000          44,668,631
--------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
4.95%, 11/20/07 1                                                                          25,900,000          25,832,336
4.95%, 1/24/08 1                                                                           15,000,000          14,825,000
5.80%, 12/13/07 1                                                                           8,000,000           7,945,867
--------------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 5.225%, 11/7/07                                                        24,000,000          23,979,100
--------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5%, 11/7/07 1                                                                              10,000,000           9,991,150
5.05%, 1/24/08 1                                                                           25,000,000          24,698,417
5.48%, 11/9/07 1                                                                           13,000,000          12,984,169
--------------------------------------------------------------------------------------------------------------------------


                     2 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust:
4.91%, 12/18/07                                                                         $  11,625,000   $      11,550,481
4.95%, 1/30/08                                                                             30,000,000          29,628,750
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
5.85%, 11/28/07 1                                                                          18,500,000          18,418,831
6%, 11/14/07 1                                                                             12,500,000          12,472,917
6.05%, 11/16/07 1                                                                           4,561,000           4,549,502
--------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC:
6.05%, 12/17/07                                                                             4,000,000           3,969,078
6.165%, 12/14/07                                                                           15,000,000          14,889,544
--------------------------------------------------------------------------------------------------------------------------
Saint Germain Holdings, Inc.:
5.30%, 11/9/07 2                                                                           10,000,000           9,988,222
5.31%, 11/8/07 2                                                                           20,000,000          19,979,350
--------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 5.29%, 11/2/07 1                                                    10,000,000           9,998,531
--------------------------------------------------------------------------------------------------------------------------
Wimdmill Funding Corp., 5.20%, 1/3/08 1                                                    20,000,000          19,818,000
--------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.90%, 11/19/07 1                                                    28,500,000          28,415,925
                                                                                                        ------------------
                                                                                                              456,527,741

--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Nebar Investments LLC, 4.94%, 11/1/07 3                                                     6,500,000           6,500,000
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Dick Masheter Ford, Inc., 4.92%, 11/1/07 3                                                  3,310,000           3,310,000
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC, Series 2004, 4.89%, 11/1/07 3                                           6,725,000           6,725,000
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Banc of America Securities LLC, 4.84%, 11/1/07 3                                           50,000,000          50,000,000
--------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.50%, 8/13/08 3                                                  15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.825%, 11/1/07 3                                                   21,000,000          21,000,000
                                                                                                        ------------------
                                                                                                               86,000,000

--------------------------------------------------------------------------------------------------------------------------

CHEMICALS--0.2%
BASF AG, 4.74%, 1/14/08 1                                                                   5,000,000           4,951,283
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
Bank of America Corp.:
4.95%, 1/15/08                                                                              7,394,000           7,317,749
5.45%, 11/16/07                                                                            23,000,000          22,947,771
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.:
5.02%, 1/18/08                                                                             17,000,000          16,815,097
5.10%, 1/9/08                                                                              30,000,000          29,706,750
                                                                                                        ------------------
                                                                                                               76,787,367

--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business Finance Corp., Industrial Development Revenue
Bonds, Shuqualak Lumber Co., Inc. Project, Series 2003, 4.86%, 9/1/08 3                       800,000             800,000
--------------------------------------------------------------------------------------------------------------------------
Warrior Roofing Manufacturing of Georgia LLC, Series 2004, 4.91%,
11/1/07 3                                                                                   3,400,000           3,400,000
                                                                                                        ------------------
                                                                                                                4,200,000


                     3 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  October 31, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
General Electric Capital Corp., 5.03%, 1/25/08                                          $  40,000,000   $      39,524,944
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 5.25%, 11/2/07                                          33,000,000          32,995,188
--------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 4.775%, 11/15/07 3                                       20,000,000          20,000,000
--------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 4.70%, 1/28/08                                                      5,000,000           4,942,556
                                                                                                        ------------------
                                                                                                               97,462,688

--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Port Authority Columbiana Cnty., Ohio, Series 2006, 4.94%, 11/1/07 3                        1,680,000           1,680,000
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C,
4.86%, 11/1/07 3                                                                            2,710,000           2,710,000
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal International
LLC Project, Series 2004A, 4.86%, 11/1/07 3                                                   900,000             900,000
--------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. Revenue Bonds, Signal International
LLC Project, Series 2004C, 4.86%, 11/1/07 3                                                 1,000,000           1,000,000
                                                                                                        ------------------
                                                                                                                1,900,000
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Beaver Cnty., UT Environmental Facility, BEST Bio Fuels LLC Project,
Series 2003B, 5.15%, 11/1/07 3                                                              3,465,000           3,465,000
--------------------------------------------------------------------------------------------------------------------------
Nestle Capital Corp., 5.22%, 3/7/08 1                                                      10,000,000           9,815,850
                                                                                                        ------------------
                                                                                                               13,280,850

--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Premier Senior Living LLC, 4.89%, 11/1/07 3                                                 2,725,000           2,725,000
--------------------------------------------------------------------------------------------------------------------------
Sprenger Enterprises, Inc., 4.92%, 11/1/07 3                                                8,300,000           8,300,000
                                                                                                        ------------------
                                                                                                               11,025,000

--------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.1%
ING America Insurance Holdings, Inc.:
4.94%, 1/18/08                                                                             11,000,000          10,882,263
5.50%, 11/19/07                                                                            19,700,000          19,645,825
--------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.181%, 11/15/07 3,4                  17,500,000          17,500,000
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.191%, 9/12/08 3,4                     18,000,000          18,000,000
                                                                                                        ------------------
                                                                                                               66,028,088

--------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--5.0%
American Honda Finance Corp.:
3.668%, 12/6/07 2,3                                                                        25,000,000          25,000,000
5.329%, 2/13/08 2,3                                                                        15,000,000          15,007,393
5.36%, 8/6/08 2,3                                                                           4,000,000           4,000,000
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.25%, 1/11/08                                                                             15,000,000          14,844,688
5.25%, 1/14/08                                                                             35,000,000          34,622,292
5.674%, 9/15/08 3                                                                          14,000,000          14,000,000
                                                                                                        ------------------
                                                                                                              107,474,373


                     4 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
AL Industrial Development Authority Revenue Bonds, Simcala, Inc.
Project, Series 1995, 4.86%, 11/1/07 3                                                  $   5,350,000   $       5,350,000
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--1.7%
Avon Garden Center LLC, 4.94%, 11/1/07 3                                                    3,915,000           3,915,000
--------------------------------------------------------------------------------------------------------------------------
Black Property Management LLC, Series 2006, 4.94%, 11/1/07 3                                8,000,000           8,000,000
--------------------------------------------------------------------------------------------------------------------------
Harlan Development Co. & Scott Pet Products, Inc., Series 2003, 4.94%,
11/1/07 3                                                                                   9,200,000           9,200,000
--------------------------------------------------------------------------------------------------------------------------
Mangus & Terranova Investments Ltd. Partnership, 4.92%, 11/1/07 3                           3,830,000           3,830,000
--------------------------------------------------------------------------------------------------------------------------
Willow Interests LLC, Series 2005, 4.94%, 11/1/07 3                                        11,380,000          11,380,000
                                                                                                        ------------------
                                                                                                               36,325,000

--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Procter & Gamble International Funding SCA, 4.65%, 1/31/08 1                               12,000,000          11,858,950
--------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc, 5.11%, 1/15/08 1                                                     8,000,000           7,914,833
                                                                                                        ------------------
                                                                                                               19,773,783

--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Scion Investments LLC, 4.92%, 11/1/07 3                                                     3,430,000           3,430,000
--------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.1%
Cooperative Assn. of Tractor Dealers, Inc., Series B, 4.72%, 11/2/07                        6,000,000           5,999,183
--------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.97%, 2/25/08                                                               32,000,000          31,487,538
--------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
5.34%, 8/6/08 2,3                                                                          12,000,000          11,998,172
5.538%, 8/15/08 2,3                                                                        18,000,000          17,995,754
5.548%, 12/20/07 2,3                                                                        5,000,000           4,999,868
--------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
5.204%, 7/16/08 2,3                                                                        15,000,000          14,998,944
5.674%, 12/12/07 2,3                                                                        4,000,000           3,999,910
--------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.048%, 1/22/08 2,3                                        15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.26%, 11/5/07                                                        25,000,000          24,985,389
--------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC:
5.92%, 11/30/07                                                                            10,000,000           9,952,311
6.10%, 12/7/07                                                                              2,000,000           1,987,800
6.10%, 12/17/07                                                                            10,000,000           9,922,054
                                                                                                        ------------------
                                                                                                              153,326,923
                                                                                                        ------------------
TOTAL SHORT-TERM NOTES (COST $1,164,768,096)                                                                1,164,768,096

--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,144,953,261)                                                99.9%      2,144,953,261
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                   0.1           2,370,128
                                                                                        ----------------------------------
NET ASSETS                                                                                      100.0%  $   2,147,323,389
                                                                                        ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                     5 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $473,301,978, or 22.04% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $157,976,017 or 7.36% of the Fund's net assets as of October 31, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $47,407,414, which represents 2.21% of the Fund's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     6 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007